Supplement dated September 7, 2012
to the current Prospectus
of each of the Funds Listed Below

The Prospectus of each Fund is revised as follows:

I. In the section of each Prospectus entitled “How to Buy, Sell and Exchange Fund Shares,” the footnotes appearing immediately underneath the chart captioned “Share Class Comparison” are revised by deleting the initial footnote and substituting the following new footnote:

° The minimum initial and subsequent investment requirements do not apply to employee savings plan accounts, payroll deduction plan accounts, or when exchanging all shares of an account to an existing account with the same registration. The minimum initial investment for retirement accounts and custodial accounts for minors is $1,000. The minimum initial and subsequent investment for AIP accounts is $50 (if your shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts).

II. In the section of each Prospectus1 entitled “How to Buy, Sell and Exchange Fund Shares,” the sub-section entitled “Frequent Purchases and Redemptions of Fund Shares” is revised by replacing the third and fifth paragraphs in their entirety with the following as the third and fifth paragraphs, respectively:

The CCO has defined frequent trading as one or more round–trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder’s account will be subject to a 60-day warning period. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund’s Transfer Agent that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.

* * * *

The Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 90-day period. If a purchase into the Fund is rejected or canceled, the shareholder will receive a return of the purchase amount.

[1] This change does not apply to the current Prospectus of Prudential MoneyMart Assets, Inc.

 III. In the section of each Prospectus entitled “How to Buy, Sell and Exchange Fund Shares,” the sub-section captioned “Group Retirement Plans” is deleted and replaced with the following:

Group Retirement Plans. The Class A initial sales charge will be waived for group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A shares at net asset value.

IV. In the section of each Prospectus entitled “How to Buy, Sell and Exchange Fund Shares,” the sub-section captioned “Other Types of Investors” is revised by deleting the last bullet point and its text, and replacing it with following:

•	investors in IRAs, provided that: (a) the purchase is made either from a directed rollover to such IRA or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential Retirement (the institutional Benefit Plan recordkeeping entity of Prudential) provides administrative or recordkeeping services, in each case provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution, and (b) the IRA is established through Prudential Retirement as part of its “Rollover IRA” program (regardless of whether or not the purchase consists of proceeds of a tax-free rollover of assets from a Benefit Plan described above).

V. In the section of each Prospectus entitled “How to Buy, Sell and Exchange Fund Shares,” the sub-section captioned “Other Types of Investors” is revised adding the following as a final bullet point:

•	Clients of financial intermediaries, who (i) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, (ii) charge clients an ongoing fee for advisory, investment, consulting or similar services, or (iii) offer self-directed brokerage accounts that may or may not charge transaction fees to customers.

Please note that the following provisions only apply if your Fund offers Class Q, Class R or Class Z shares, respectively.

VI. In the section of the Prospectus entitled “How to Buy, Sell and Exchange Fund Shares – Qualifying for Class Q Shares,” the sub-section captioned “Group Retirement Plans” is deleted and replaced with the following:

Group Retirement Plans. Group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator may purchase Class Q shares. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class Q shares.

 VII. In the section of the Prospectus entitled “How to Buy, Sell and Exchange Fund Shares – Qualifying for Class R Shares,” the sub-section captioned “Group Retirement Plans” is deleted and replaced with the following:

Group Retirement Plans. Class R shares are offered for sale to (i) certain group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administer, and (ii) IRAs that are held on the books of a Fund through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R shares.

VIII. In the section of the Prospectus entitled “How to Buy, Sell and Exchange Fund Shares – Qualifying for Class Z Shares,” the sub-section captioned “Group Retirement Plans” is deleted and replaced with the following:

Group Retirement Plans. Group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator may purchase Class Z shares. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class Z shares.

Investment Company Name	Fund / Series Name
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Jennison Market Neutral Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Small-Cap Value Fund
Prudential MoneyMart Assets, Inc.
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Absolute Return Bond Fund
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential International Value Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Total Return Bond Fund, Inc.
Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund
Target Asset Allocation Funds	Target Conservative Allocation Fund
Target Moderate Allocation Fund
Target Growth Allocation Fund
Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Jennison 20/20 Focus Fund

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